Capital structure	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Capital structure
Note 24: Capital structure

Authorized Capital
On September 16, 2016, the Bank began trading on the New York Stock Exchange under the ticker symbol "NTB". The offering of 12,234,042 common shares consisted of 5,957,447 newly issued common shares sold by Butterfield and 6,276,595 common shares sold by certain selling shareholders, including 1,595,744 common shares sold by certain of the selling shareholders pursuant to the underwriters’ option to purchase additional shares, which was exercised in full prior to the closing.

The par value of each issued common share and each authorized but unissued common share was BM$0.01 and the authorized share capital of the Bank comprises 2,000,000,000 common shares of par value BM$0.01 each, 6,000,000,000 non‑voting ordinary shares of par value BM$0.01 each, 110,200,001 preference shares of par value US$0.01 each and 50,000,000 preference shares of par value £0.01 each.

Dividends Declared
During the year ended December 31, 2020, the Bank declared and paid cash dividends of $1.76 (December 31, 2019: $1.76, December 31, 2018: $1.52) for each common share as of the related record dates. On February 10, 2021, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 10, 2021 to shareholders of record on February 24, 2021.

The Bank is required to comply with Section 54 of the Companies Act 1981 issued by the Government of Bermuda (the “Companies Act”) each time a dividend is declared or paid by the Bank and also obtain a letter of no objection from the BMA pursuant to the Banks and Deposit Companies Act 1999 for any dividends declared. The Bank has complied with Section 54 and has obtained the BMA's letter of no objection for all dividends declared during the periods presented.
Regulatory Capital
The Bank’s regulatory capital is determined in accordance with current Basel III guidelines as issued by the BMA. The Bank is fully compliant with all regulatory capital requirements to which it is subject, and it maintains capital ratios in excess of regulatory minimums as at December 31, 2020 and 2019. The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2020		December 31, 2019
	Actual	Regulatory minimum(1)	Actual	Regulatory minimum(1)
Capital
CET 1 capital	816,009	N/A	848,821	N/A
Tier 1 capital	816,009	N/A	848,821	N/A
Tier 2 capital	187,090	N/A	103,243	N/A
Total capital	1,003,099	N/A	952,064	N/A

Risk Weighted Assets	5,068,590	N/A	4,897,851	N/A

Leverage Ratio Exposure Measure	15,349,363	N/A	14,377,474	N/A

Capital Ratios (%)
CET 1 capital	16.1%	10.0%	17.3%	10.0%
Tier 1 capital	16.1%	11.5%	17.3%	11.5%
Total capital	19.8%	13.5%	19.4%	13.5%
Leverage ratio	5.3%	5.0%	5.9%	5.0%
(1)The minimum capital ratio requirements do not reflect additional Pillar II add-on requirements that the BMA may impose upon the Bank as a prudential measure from time to time.